Acquisition of Windfall Project, Acquisition of Osisko Mining Incorporated - Osisko acquisition Narrative (Details) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions					12 Months Ended
	Oct. 25, 2024 USD ($) shares	Oct. 25, 2024 CAD ($) $ / shares shares	Aug. 12, 2024	May 02, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 21, 2023 CAD ($)	May 02, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Investment in joint ventures | $					$ 0.0			$ 538.6
Windfall Project
Disclosure of detailed information about business combination [line items]
Interest in joint venture	50.00%	50.00%		50.00%
Investment in joint ventures	$ 519.3				$ 0.0	$ 0.0	$ 723.5	$ 538.6	$ 713.6
Windfall Project | C$300.0 million contingent consideration
Disclosure of detailed information about business combination [line items]
Contingent and exploration considerations	$ 200.4			$ 190.8		300.0	$ 279.2		300.0	$ 300.0	$ 258.4
Windfall Project | C$75.0 million exploration consideration
Disclosure of detailed information about business combination [line items]
Contingent and exploration considerations				$ 39.1		$ 75.0			$ 75.0		$ 52.9
Apportionment of exploration consideration	0.50						0.50
Derecognition of contingent consideration liability	$ 22.8	$ 31.7
Osisko Mining Incorporated
Disclosure of detailed information about business combination [line items]
Asset acquisition, percentage of shares acquired	1	1	1		1
Consideration paid	$ 1,708.6	$ 2,374.8
Shares acquired (in shares) | shares	420,530	420,530
Cash paid per acquiree share (in canadian dollars per share) | $ / shares		$ 4.90
Derecognition of contingent consideration liability	$ 22.8	$ 31.7
Osisko Mining Incorporated | C$300.0 million contingent consideration
Disclosure of detailed information about business combination [line items]
Contingent and exploration considerations	200.4						$ 279.2
Osisko Mining Incorporated | C$75.0 million exploration consideration
Disclosure of detailed information about business combination [line items]
Contingent and exploration considerations	$ 22.8						$ 31.7
Windfall Project
Disclosure of detailed information about business combination [line items]
Asset acquisition, percentage of shares acquired	0.50	0.50